Derivatives (Gains Losses Recognized in Income Not Designated or Qualifying) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	$ 1	$ 3	$ 33
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Derivative Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(4,511)	(513)	585
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Derivative Gains (Losses) | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(2,873)	(67)	1,174
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Derivative Gains (Losses) | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	76	44	6
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Derivative Gains (Losses) | Credit default swaps — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	(22)
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Derivative Gains (Losses) | Credit default swaps — written
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	10	(14)	18
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Derivative Gains (Losses) | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(1,724)	(476)	(591)
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(6)	(4)	(8)
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Investment Income | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Investment Income | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Investment Income | Credit default swaps — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Investment Income | Credit default swaps — written
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Net Investment Income | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(6)	(4)	(8)
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(324)	(20)	(236)
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Policyholder benefits and claims | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	(4)	5	43
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Policyholder benefits and claims | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Policyholder benefits and claims | Credit default swaps — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Policyholder benefits and claims | Credit default swaps — written
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Policyholder benefits and claims | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivatives Gains (Losses) Recognized for Derivatives	$ (320)	$ (25)	$ (279)